Fair Value Measurements - Carrying values and estimated fair values of our financial instruments not measured at fair value (Details) - USD ($) $ in Millions		Dec. 31, 2022		Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020
Assets:
Mortgage and other loans receivable	[1]	$ 44,566		$ 39,388
Other investments	[1]	10,418		10,567
Short-term investments	[1]	4,400		5,471
Cash		552	[1]	537	[1]		$ 654
Other assets		2,521	[1]	3,614	[1]	$ 3,824
Liabilities:
Short-term debt		1,500		8,317
Long-term debt		7,868		427
Consolidated VIE
Assets:
Mortgage and other loans receivable		2,088		2,359
Short-term investments		456		618
Cash		71		93
Other assets		170		745
Liabilities:
Other liabilities		132		835
Long-term debt		5,958		6,936
Estimated Fair Value
Assets:
Mortgage and other loans receivable		40,967		41,129
Other investments		222		193
Short-term investments		3,043		4,016
Cash		552		537
Other assets		12		7
Liabilities:
Policyholder contract deposits associated with investment-type contracts		129,293		139,633
Fortitude Re funds withheld payable		25,289		27,170
Other liabilities		3,056		3,704
Short-term debt		1,500		8,317
Long-term debt		7,172		586
Separate account liabilities - investment contracts		80,649		104,126
Estimated Fair Value | Consolidated VIE
Liabilities:
Long-term debt		5,543		6,887
Carrying Value
Assets:
Mortgage and other loans receivable		44,403		39,373
Other investments		222		193
Short-term investments		3,043		4,016
Cash		552		537
Other assets		12		7
Liabilities:
Policyholder contract deposits associated with investment-type contracts		137,086		132,142
Fortitude Re funds withheld payable		25,289		27,170
Other liabilities		3,056		3,704
Short-term debt		1,500		8,317
Long-term debt		7,868		427
Separate account liabilities - investment contracts		80,649		104,126
Carrying Value | Consolidated VIE
Liabilities:
Long-term debt		5,952		6,931
Level 1 | Estimated Fair Value
Assets:
Mortgage and other loans receivable		0		0
Other investments		0		0
Short-term investments		0		0
Cash		552		537
Other assets		4		7
Liabilities:
Policyholder contract deposits associated with investment-type contracts		0		0
Fortitude Re funds withheld payable		0		0
Other liabilities		0		0
Short-term debt		0		0
Long-term debt		0		0
Separate account liabilities - investment contracts		0		0
Level 1 | Estimated Fair Value | Consolidated VIE
Liabilities:
Long-term debt		0		0
Level 2 | Estimated Fair Value
Assets:
Mortgage and other loans receivable		31		52
Other investments		222		193
Short-term investments		3,043		4,016
Cash		0		0
Other assets		8		0
Liabilities:
Policyholder contract deposits associated with investment-type contracts		119		169
Fortitude Re funds withheld payable		0		0
Other liabilities		3,056		3,704
Short-term debt		1,500		0
Long-term debt		7,172		586
Separate account liabilities - investment contracts		80,649		104,126
Level 2 | Estimated Fair Value | Consolidated VIE
Liabilities:
Long-term debt		3,055		3,077
Level 3 | Estimated Fair Value
Assets:
Mortgage and other loans receivable		40,936		41,077
Other investments		0		0
Short-term investments		0		0
Cash		0		0
Other assets		0		0
Liabilities:
Policyholder contract deposits associated with investment-type contracts		129,174		139,464
Fortitude Re funds withheld payable		25,289		27,170
Other liabilities		0		0
Short-term debt		0		8,317
Long-term debt		0		0
Separate account liabilities - investment contracts		0		0
Level 3 | Estimated Fair Value | Consolidated VIE
Liabilities:
Long-term debt		$ 2,488		$ 3,810

[1]	See Note 9 for details of balances associated with variable interest entities